PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2035 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 13.5%
565,537  Vanguard FTSE
Developed Markets
ETF
$ 36,239,611
6.0
278,558  Vanguard FTSE
Emerging Markets ETF
15,056,060
2.5
321,192  Vanguard Long-Term
Treasury ETF
17,779,583
3.0
245,760  Vanguard Total
International Bond ETF
11,808,768
2.0
Total Exchange-Traded
Funds
(Cost $75,128,429)
80,884,022
13.5
MUTUAL FUNDS : 86.4%
Affiliated Investment Companies : 86.4%
1,712,918  Voya High Yield Bond
Fund - Class R6
11,819,137
2.0
9,622,068  Voya Intermediate
Bond Fund - Class R6
84,289,312
14.1
1,816,454  Voya Large Cap Value
Fund - Class R6
23,904,533
4.0
543,299  Voya MI Dynamic
Small Cap Fund
- Class R6
7,508,389
1.3
1,113,524  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
14,943,497
2.5
7,327,202  Voya Multi-Manager
International Equity
Fund - Class I
84,336,097
14.1
1,107,004  Voya Multi-Manager
Mid Cap Value Fund
- Class I
10,394,772
1.7
349,150  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
27,160,389
4.5
100,112  Voya Small Cap
Growth Fund - Class
R6
4,504,054
0.7
7,829,564  Voya U.S. Stock Index
Portfolio - Class I
157,609,122
26.3
2,487,712  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
23,508,880
3.9
2,318,128  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
59,807,699
10.0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
722,884  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
$ 7,510,768
1.3
Total Mutual Funds
(Cost $502,814,294)
517,296,649
86.4
Total Long-Term
Investments
(Cost $577,942,723)
598,180,671
99.9
Total Investments in
Securities
(Cost $577,942,723) $ 598,180,671 99.9
Assets in Excess of
Other Liabilities 512,567 0.1
Net Assets $ 598,693,238 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2035 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 80,884,022 $ — $ — $ 80,884,022
Mutual Funds 517,296,649 — — 517,296,649
Total Investments, at fair value $ 598,180,671 $ — $ — $ 598,180,671
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 12,080,446 $ 817,659 $ (774,612) $ (304,356) $ 11,819,137 $ 171,710 $ 33,075 $ —
Voya Intermediate Bond Fund -
Class R6
97,716,584 4,505,722 (16,792,492) (1,140,502) 84,289,312 1,120,408 147,567 —
Voya Large Cap Value Fund -
Class R6
— 26,068,668 (274,238) (1,889,897) 23,904,533 — (14,686) —
Voya Large Cap Value Portfolio -
Class R6
18,287,333 2,113,204 (18,627,018) (1,773,519) — 20,240 655,341 1,943,335
Voya MI Dynamic Small Cap Fund
- Class R6
7,812,718 370,279 (366,502) (308,106) 7,508,389 — 21,172 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
20,803,193 1,142,508 (5,325,283) (1,676,921) 14,943,497 — 3,275,062 —
Voya Multi-Manager International
Equity Fund - Class I
80,174,209 8,195,653 (2,776,996) (1,256,769) 84,336,097 — 862,870 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
10,109,411 700,379 (918,609) 503,591 10,394,772 — (50,466) —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
31,099,003 3,836,595 (3,031,963) (4,743,246) 27,160,389 — 1,863,639 —
Voya Small Cap Growth Fund -
Class R6
5,079,021 293,509 (551,159) (317,317) 4,504,054 — 213,103 —
Voya U.S. Stock Index Portfolio -
Class I
153,267,630 17,147,013 (4,128,246) (8,677,275) 157,609,122 — 1,340,299 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
24,135,399 1,326,518 (2,254,603) 301,566 23,508,880 — (226,210) —
VY
®
Invesco Comstock Portfolio -
Class I
12,430,501 55,192 (12,049,528) (436,165) — — 1,019,522 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
60,566,728 4,001,942 (2,568,888) (2,192,083) 59,807,699 — (142,413) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
6,996,774 1,194,058 (213,362) (466,702) 7,510,768 — (12,607) —
$ 540,558,950 $ 71,768,899 $ (70,653,499) $ (24,377,701) $ 517,296,649 $ 1,312,358 $ 8,985,268 $ 1,943,335
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2035 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 28,369,013
Gross Unrealized Depreciation (8,131,065)
Net Unrealized Appreciation $ 20,237,948